financing costs (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Interest expense
Interest on long-term debt, excluding lease liabilities - gross	$ 161	$ 151	$ 311	$ 295
Interest on long-term debt, excluding lease liabilities - capitalized	(4)		(4)
Interest on long-term debt, excluding lease liabilities	157	151	307	295
Interest on lease liabilities	16		32
Interest on short-term borrowings and other	3	(1)	8	1
Interest accretion on provisions	5	6	11	10
Total	181	156	358	306
Employee defined benefit plans net interest		3		7
Foreign exchange	11	(6)	4	(2)
Total	192	153	362	311
Interest income	(3)	(3)	(5)	(5)
Net	$ 189	$ 150	$ 357	$ 306
Composite interest rate on long-term debt, excluding lease liabilities (as a percent)	4.33%	4.33%	4.33%	4.33%